BUSINESS ACQUISITIONS (Detail 3) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Goodwill	$ 4,209,126	$ 0
BCP Media Acquisition [Member]
Website domains	220,000
Customer relationships	813,000
Trademarks and Trade Names	330,000
Non-Compete agreement	80,000
Goodwill	3,116,000
Net assets acquired	$ 4,559,000